Filed Pursuant to Rule 497(c)
1933 Act File No. 033-62298
1940 Act File No. 811-10401

M.D. SASS EQUITY INCOME PLUS FUND

On behalf of M.D. Sass Equity Income Plus Fund and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in  the forms of prospectuses and SAIs filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(c) under the Securities Act on March 27, 2015; such forms of prospectuses and SAIs (accession number 0000894189-15-001507) are incorporated by reference into this Rule 497 Document.  The purpose of this filing is to submit the 497(c) filing dated March 27, 2015 in XBRL for the M.D. Sass Equity Income Plus Fund.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE